Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Wireless devices and accessories	$ 238	$ 189
Merchandise and other	418	293
Total inventory	656	482
Inventory recognized in cost of revenues	$ 3,184	$ 3,080